Organization, Nature of Business and Going Concern	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Organization, Nature of Business and Going Concern

Panex Resources Inc. (‘Panex” or the “Company”) was incorporated in the State of Nevada on May 28, 2004. The Company is considered to be an Exploration Stage Company. The Company’s principal business is the acquisition and exploration of mineral resources.

Going concern and management’s plans:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Since its inception on May 28, 2004, the Company has not generated revenue and has incurred net losses. The Company incurred a net loss of $298,752 for the six months ended February 29, 2012, and a deficit accumulated during the exploration stage of $12,842,165 for the period May 28, 2004 (inception) through February 29, 2012. Accordingly, it has not generated cash flow from operations and has primarily relied upon advances from shareholders and proceeds from equity financings to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As a consequence of the Company’s withdrawal from the Minanca acquisition in Ecuador, the Colombian Projects (Titiribi and Acandi) and the Peruvian Projects (Condoroma and Suyckutambo), the Company has no mineral property interests as of the date of this report. Certain mineral property interests are presently being considered, but it is too early to say whether they may be considered appropriate for acquisition.

As of February 29, 2012, the Company had cash of $168,638.

During the next 12 months, management’s objective is to recapitalize Panex, raise new capital and seek new investment opportunities in the mineral sector. Management believes that its worldwide industry contacts will make it possible to identify and assess new projects for acquisition purposes.

Panex is seeking a viable business opportunity through acquisition, merger or other suitable business combination method, with a focus on undervalued mineral properties for eventual acquisition. Panex intends to concentrate its acquisition efforts on mineral properties or mineral exploration businesses that management believes to be undervalued or that management believes may realize a substantial benefit from being publicly owned. Panex will continue to identify and assess undervalued mineral properties when capital raisings are completed. A small number of mineral properties are presently being reviewed, but it is too early to say whether they may be considered appropriate for acquisition. The Company is in the process of finalizing plans to raise new capital of a maximum of $2,400,000 whereby Panex is offering up to 30,000,000 shares of common stock on a self-underwritten basis. A Prospectus on Form 424B4 was filed on February 17, 2012 with the Securities and Exchange Commission.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts or classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Organization and nature of business:

The Company was incorporated in the State of Nevada on May 28, 2004. On September 27, 2010 the Company changed its name from “De Beira Goldfields Inc.” to “Panex Resources Inc.”.

Going concern and management’s plans:

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. Since its inception in May 2004, the Company has not generated revenue and has incurred net losses. The Company incurred a net loss of $299,498 for the year ended August 31, 2011, and a deficit accumulated during the exploration stage of $12,543,413 for the period from May 28, 2004 (inception) through August 31, 2011. Accordingly, it has not generated cash flow from operations and has primarily relied upon advances from shareholders and proceeds from equity financings to fund its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

As a consequence of the Company’s withdrawal from the Minanca acquisition in Ecuador, the Colombian Projects (Titiribi and Acandi), and the Peruvian Projects (Condoroma and Suyckutambo), the Company has no mineral property interests as of the date of this report.

As of August 31, 2011, the Company had cash of $19,357. Management’s objective is to recapitalize the Company, raise new capital and seek new investment opportunities in the mineral sector.   There is no assurance that the Company will be able to consummate the contemplated capital raisings.  In the event that the Company is unsuccessful in raising additional capital in a timely manner, it will have a material adverse affect on the Company’s liquidity, financial condition and business prospects.

The Company is in the process of finalising plans to raise new capital of $2,400,000. On February 22, 2011, the Company filed a Form S-1 registration statement, and on June 3, August 26 and October 18, 2011, the Company filed Form S-1/A registration statements with the Securities and Exchange Commission.  The registration statement has not yet been declared effective.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts or classification of liabilities that may result from the possible inability of the Company to continue as a going concern.